Employee Stock Incentive Plans - Summary of options under RSU and ADS granted by the company (Detail) - shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Restricted stock units option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	10,617,130	5,513,469	5,237,166
Restricted Stock Units (RSU) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	6,743,031	3,498,476	3,344,668
Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	3,874,099	2,014,993	1,892,498
ADS RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	14,834,924	9,707,235	8,886,979
Performance based ADS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	8,424,826	5,323,067	5,659,164
American depositary shares option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted	[1]	23,259,750	15,030,302	14,546,143

[1]	Numbers in above table for years ended March 31, 2024 and 2025 are not given effect of bonus shares issued during the year ended March 31, 2025.